CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses	$ 99	$ 112
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	64,702,673	16,508,037
Ordinary shares, shares outstanding	64,702,673	16,508,037
Series A Preferred Shares
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares issued		4,912,934
Preferred shares, shares outstanding		4,912,934
Series B Preferred Shares
Preferred shares, par value	0.0001	$ 0.0001
Preferred shares, shares issued		14,084,239
Preferred shares, shares outstanding		14,084,239
Series C Preferred Shares
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares issued		2,858,394
Preferred shares, shares outstanding		2,858,394